Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following tables include results for the Company’s revenue and income (loss) from operations by segment for the years ended December 31, 2019, 2018 and 2017:

Year Ended December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	908,778	46,641	(11,502)	943,917
Voyage expenses	(413,796)	—	11,502	(402,294)
Vessel operating expenses	(174,779)	(33,822)	—	(208,601)
Time-charter hire expense	(37,225)	(5,964)	—	(43,189)
Depreciation and amortization	(120,468)	(3,534)	—	(124,002)
General and administrative expenses (4)	(32,938)	(3,466)	—	(36,404)
Loss and write-down on sale of vessels	(5,534)	(10)	—	(5,544)
Income (loss) from operations	124,038	(155)	—	123,883
Equity income	2,345	—	—	2,345

Year Ended December 31, 2018	Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	740,806	48,175	(12,488)	776,493
Voyage expenses	(393,794)	—	12,488	(381,306)
Vessel operating expenses	(174,278)	(34,853)	—	(209,131)
Time-charter hire expense	(13,537)	(6,001)	—	(19,538)
Depreciation and amortization	(114,062)	(4,452)	—	(118,514)
General and administrative expenses (4)	(36,481)	(3,294)	—	(39,775)
Gain on sale of vessel	—	170	—	170
Restructuring charges	(152)	(1,043)	—	(1,195)
Income (loss) from operations	8,502	(1,298)	—	7,204
Equity income	1,220	—	—	1,220

Year Ended December 31, 2017	Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)(3)	391,267	50,422	(10,511)	431,178
Voyage expenses (3)	(87,879)	—	10,511	(77,368)
Vessel operating expenses	(135,740)	(39,649)	—	(175,389)
Time-charter hire expense	(25,666)	(4,995)	—	(30,661)
Depreciation and amortization	(95,433)	(5,048)	—	(100,481)
General and administrative expenses (4)	(29,539)	(3,340)	—	(32,879)
(Loss) gain and write-down on sale of vessel	(13,034)	50	—	(12,984)
Income (loss) from operations	3,976	(2,560)	—	1,416
Equity loss	(25,370)	—	—	(25,370)

(1)
The ship-to-ship transfer segment provides lightering support services to the tanker segment for full service lightering operations and the pricing for such services is based on actual costs incurred during 2019, 2018 and 2017.

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in other revenues in the Company's consolidated statements of income (loss).

(3)	The year ended December 31, 2017 does not include the impact of the January 1, 2018 adoption of ASU 2014-09.

(4)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources) (note 16e).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2019 $	As at December 31, 2018 $
Tanker	2,106,943	2,069,854
Ship-to-Ship Transfer	33,709	36,315
Cash and cash equivalents	88,824	54,917
Total assets (notes 21 and 25)	2,229,476	2,161,086